Goodwill - Schedule of Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Goodwill [Line Items]
Balance at December 31, 2024 (Successor)	$ 845,939
Acquisitions	2,499
Currency adjustments	539
Balance at March 31, 2025 (Successor)	848,977
US
Goodwill [Line Items]
Balance at December 31, 2024 (Successor)	352,288
Acquisitions	2,499
Currency adjustments	93
Balance at March 31, 2025 (Successor)	354,880
Canada
Goodwill [Line Items]
Balance at December 31, 2024 (Successor)	493,651
Acquisitions
Currency adjustments	446
Balance at March 31, 2025 (Successor)	$ 494,097